Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,223,409	$ 2,119,465	$ 2,157,581
PEO Actually Paid Compensation Amount	2,242,510	3,698,401	4,405,124
Non-PEO NEO Average Total Compensation Amount	942,164	919,021	862,226
Non-PEO NEO Average Compensation Actually Paid Amount	973,305	1,484,039	1,539,781
Total Shareholder Return Amount	275.81	283.76	204.94
Peer Group Total Shareholder Return Amount	159.23	184.73	196.25
Net Income (Loss)	$ 60,041,000	$ 51,542,000	$ 40,980,000
Company Selected Measure Amount	82,582,000	69,979,000	55,851,000
PEO [Member] | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (614,952)	$ (514,950)	$ (499,839)
PEO [Member] | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,800	1,112,155	1,343,385
PEO [Member] | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,788)	985,970	1,365,755
PEO [Member] | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,709)	(46,362)	0
PEO [Member] | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,750	42,123	38,242
Non-PEO NEO [Member] | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,533)	(217,006)	(159,107)
Non-PEO NEO [Member] | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	330,233	468,711	427,621
Non-PEO NEO [Member] | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,618)	307,410	394,798
Non-PEO NEO [Member] | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,702)	(7,230)	3,188
Non-PEO NEO [Member] | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,761	$ 13,133	$ 11,055